CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Current Assets:
Cash and restricted cash	$ 231,447	$ 317,323
Accounts receivable, net	1,374,309	11,790,391
Inventories, net	2,071,999	3,329,344
Advances to suppliers, net	20,724,958	26,488,494
Other receivable	18,077,672	18,709,318
Loan to a third party	2,296,372	0
Prepaid expenses and other current assets	676,775	863,690
Total current assets	45,453,532	61,498,560
Biological assets, net	27,097,303	28,522,903
Prepayment for acquisition	24,548,022	0
Land use right, net	5,896,583	6,205,309
Property and equipment, net	1,095,488	2,012,955
Right-of-use assets	62,516	122,779
Total non-current assets	58,699,912	36,863,946
Total Assets	104,153,444	98,362,506
Current Liabilities:
Accounts payable	470,850	535,221
Convertible notes	442,338	0
Due to related parties	611,327	611,327
Taxes payable	2,461	108
Accrued expenses and other current liabilities	282,044	303,433
Total current liabilities	1,809,020	1,450,089
Shareholders' Equity:
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	14,990	14,990
Accumulated deficits	(9,813,185)	(16,741,427)
Accumulated other comprehensive loss	(8,723,545)	(3,944,110)
Total shareholders' equity	102,344,424	96,912,417
Total Liabilities and Shareholders' Equity	104,153,444	98,362,506
Class B Ordinary Share
Shareholders' Equity:
Ordinary share, value	4,231,055	4,231,055
Class A Ordinary Share
Shareholders' Equity:
Ordinary share, value	$ 107,769,910	$ 104,486,710